Reverse Recapitalization (Tables)	9 Months Ended
Oct. 31, 2021
Business Combinations [Abstract]
Summary Of Reconcile Elements Of The Business Combination
The following table reconciles the elements of the Merger to the condensed consolidated statement of cash flows for the nine months ended October 31, 2021:

Recapitalization and associated transactions
Cash (Trust)	$173,015
Redemptions	(159,763)
Less: fees to underwriters and advisors	(9,038)
Net cash received from Merger recapitalization	4,214
Issuance of PIPE Shares	125,000
Less: PIPE fees to underwriters and advisors	(21,179)
Net cash received from PIPE Shares and Merger recapitalization	108,035
Less: debt settlement	(21,266)
Net proceeds from Merger recapitalization, PIPE Shares and debt settlement	$86,769

Summary Of Common Stock Issued Following The Consummation Of The Business Combination
The number of outstanding shares of common stock of the Company as of October 31, 2021 is summarized as follows:

Shares by Type	Number of shares
IronNet Class A Common Stock outstanding previous to the Merger	67,501,813
Issuance of common stock (exercises of ISOs and warrant)	28,734
Number of Shares issued at the date of the Business Combination ( Recapitalization)
LGL Class A Common Stock outstanding previous to the Merger	17,250,000
Less: Redemption of LGL Class A previous to the Merger	(15,928,889)
Total Class A Shares issued to former LGL shareholders	1,321,111
LGL Founders Shares	3,234,375
PIPE Shares	12,500,000
Number of Share issued at the Merger	17,055,486
Number of Shares issued (redeemed) following the consummation of the Merger
Earnout Shares	1,078,125
Private Warrants (Exercised)	3,188,229
Public Warrants (Exercised)	28,719
Payments on subscription notes receivable	(54,955)
Shares repurchase related to loan pay-off	(107,521)
Total Shares of Common Stock as of October 31, 2021	88,718,630